Stockholders Equity	12 Months Ended
Apr. 30, 2012
Equity [Abstract]
Stockholders Equity

7.           Stockholders’ Equity

We are authorized to issue an unlimited number of shares of common stock with no par value and an unlimited number of preferred shares with no par value.   We have not issued any preferred shares to date.  We declared a 2-for-1 stock split effected in the form of a 100% stock dividend issued in March, 2009. We declared a 2.5-for-1 stock split effected in the form of a 100% stock dividend issued in July 2010.

During the fiscal year ended April 30, 2012, the Company did not issue any shares of common stock.   As at the fiscal year ended April 30, 2012, we had a total of 226,976,985 shares of common stock issued and outstanding.